UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period October 1, 2012 to December 31, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported):

N/A

CHEVY CHASE FUNDING LLC

(Exact name of securitizer as specified in its charter)

025-01042	0001549329
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Mike Najewicz, Esq.,

Capital One Financial Corp.,

Assistant General Counsel,

(703) 720-1000

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c)(2)(ii)  ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an exhibit to this form ABS-15G. Please see

Exhibit 99.1 for the related information.

Exhibits

99.1	Disclosures required by Rule 15Ga-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHEVY CHASE FUNDING, LLC (Securitizer)

By:	/s/ Jeff Juliane
	Name:	Jeff Juliane
	Title:	President

Date: February 14, 2013

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.